UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/02

Check here if Amendment []; Amendment Number: ____
This Amendment (Check only one.): 	[] is a restatement.
      [ ] adds new holdings
      entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1101 14th Street, NW
		Suite 1010
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		January 27, 2003
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:



































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	38

Form 13F Information Table Value Total: 	$77783
      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE






















FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M	COM	88579Y101	930	7550	SH		SOLE		3000	0	4550
ALLIANT TECH SYSTEMS		018804104	357	5727	SH		SOLE
	5700	0	27
ALTERA CORPORATION	COM	021441100	1701	137969	SH		SOLE
	40400	0	97569
AMERICAN POWER CONVERSION	COM	029066107	165	10900	SH
	SOLE		0	0	10900
AMGEN INC	COM	031162100	2715	56183	SH		SOLE
	16300	0	39883
BJ'S WHOLESALE CLUB	COM	05548J106	1351	73862	SH		SOLE
	21000	0	52862
BOEING CO.	COM	097023105	254	7700	SH		SOLE		0
	0	7700
CHUBB CORP.	COM	171232101	2448	46899	SH		SOLE
	13800	0	33099
CISCO SYSTEMS, INC.	COM	17275R102	2700	206121	SH		SOLE
	53600	0	152521
CONSTELLATION BRANDS INC.	COM	21036P108	755	31855	SH
	SOLE		13000	0	18855
COVANTA ENERGY CORP	COM	22281N103	0.2	28000	SH		SOLE
	0	0	28000
DANAHER CORP.	COM	235851102	3393	51652	SH		SOLE
	15050	0	36602
EMC CORP.	COM	268648102	1459	237744	SH		SOLE
	65900	0	171844
FANNIE MAE	COM	313586109	205	3200	SH		SOLE		0
	0	3200
FIRST ENERGY CORP.	COM	337932107	1401	42500	SH		SOLE
	15000	0	27500
FLEET BOSTON FINANCIAL CORP.	COM	339030108	2353	96870	SH
	SOLE		27900	0	68970
GENERAL DYNAMICS CORP.	COM	369550108	277	3500	SH		SOLE
	0	0	3500
GENERAL ELECTRIC COMPANY	COM	369604103	2380	97763	SH
	SOLE		26300	0	71463
GIVEN IMAGING LTD. 	COM	M52020100	392	42399	SH		SOLE
	0	0	42399
HONEYWELL INC.	COM	438516106	2331	97149	SH		SOLE
	28000	0	69149
INTL BUSINESS MACHINES CORP.	COM	459200101	3843	49594	SH
	SOLE		12900	0	36694
JOHNSON & JOHNSON	COM	478160104	3664	68227	SH		SOLE
	16000	0	52227
LEHMAN BROTHERS HOLDINGS INC.	COM	524908100	2694	50571	SH
	SOLE		14700	0	35871
LIBERATE TECHNOLOGIES	COM	530129105	15	10802	SH
	SOLE		0	0	10802
LOCKHEED MARTIN CORPORATION	COM	539830109	3753	65002	SH
	SOLE		17200	0	47802
M & T BANK CORP.	COM	55261F104	841	10600	SH		SOLE
	4000	0	6600
MERCK & CO., INC.	COM	589331107	3152	55696	SH		SOLE
	13800	0	41896
MERRILL LYNCH & CO.	COM	590188108	2511	66179	SH		SOLE
	19600	0	46579
NABORS INDUSTRIES INC.	COM	629568106	3470	98390	SH
	SOLE		29000	0	69390
NOBLE DRILLING CO.	COM	655042109	3809	108375	SH		SOLE
	29100	0	79275
OXFORD HEALTH PLANS	COM	691471106	3073	84310	SH		SOLE
	25300	0	59010
QUALCOMM INC.	COM	747525103	2909	79944	SH		SOLE
	22500	0	57444
STRYKER CORP.	COM	863667101	3958	58972	SH		SOLE
	15600	0	43372
SUN MICROSYSTEMS, INC.	COM	866810104	821	264070	SH
	SOLE		97500	0	166570
TARGET CORP.	COM	87612E106	1836	61211	SH		SOLE
	13500	0	47711
WALMART STORES INC	COM	931142103	850	16854	SH		SOLE
	16700	0	154
WELLS FARGO CO.	COM	949746101	220	4700	SH		SOLE
	0	0	4700
WASHINGTON POST	COM	939640108	258	350	SH		SOLE
	0	0	350
ISHARES PACIFIC EX-JAPAN	COM	464286665	8539	16877	SH
	SOLE		0	0	16877